Shareholder Report, Average Annual Return (Details) DFAN_The DFA International Value Series_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
The DFA International Value Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The DFA International Value Series
Average Annual Return, Percent	32.09%	19.67%	9.16%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Value Index (net div.)
Average Annual Return, Percent	29.49%	17.25%	7.84%